Investments (Details) - BRL (R$) R$ in Thousands			12 Months Ended
		Aug. 20, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Equity			R$ 27,333,533	R$ 24,931,859
Profit for the year			3,121,267	2,305,869	R$ 973,318
Investments			104,666	73,338
Investments contribution			19,869
Dividends distributed				(13,092)
Other comprehensive income	[1]				17
Reclassification					1,203
Equity in the earnings of subsidiaries			24,551	22,079	14,136
Reclassification					(1,203)
Other investments			6,099	6,099
Overall total			R$ 110,765	R$ 79,437
Number of shares issued			683,509,869	683,509,869
Seasamm [Member]
IfrsStatementLineItems [Line Items]
Equity			R$ 59,371	R$ 58,421	51,514
Contribution
Dividends distributed			(13,875)
Profit for the year			14,825	9,059	7,332
Investments			21,374	21,032
Investments contribution
Dividends distributed				(4,995)
Other comprehensive income	[1]
Reclassification
Equity in the earnings of subsidiaries			R$ 5,337	R$ 3,261	R$ 2,640
Interest percentage			36.00%	36.00%	36.00%
Reclassification
Aguas De Andradinas [Member]
IfrsStatementLineItems [Line Items]
Equity			R$ 30,777	R$ 29,591	29,576
Contribution
Dividends distributed
Profit for the year			1,186	2,424	778
Investments			9,233	8,877
Investments contribution
Dividends distributed
Other comprehensive income	[1]
Reclassification
Equity in the earnings of subsidiaries			R$ 356	R$ 700	R$ 233
Interest percentage			30.00%	30.00%	30.00%
Reclassification
Aguas De Castilho [Member]
IfrsStatementLineItems [Line Items]
Equity			R$ 10,787	R$ 9,384	8,533
Contribution
Dividends distributed
Profit for the year			1,403	1,428	1,613
Investments			3,236	2,815
Investments contribution
Dividends distributed
Other comprehensive income	[1]
Reclassification
Equity in the earnings of subsidiaries			R$ 421	R$ 433	R$ 485
Interest percentage			30.00%	30.00%	30.00%
Reclassification
Saneaqua Mairinque [Member]
IfrsStatementLineItems [Line Items]
Equity					4,013
Contribution
Dividends distributed
Profit for the year					(770)
Investments
Investments contribution
Dividends distributed
Other comprehensive income	[1]				17
Reclassification					1,203
Equity in the earnings of subsidiaries					R$ (248)
Interest percentage			46.00%	46.00%	30.00%
Reclassification					R$ (1,203)
Capital increase		R$ 21,944
Number of shares issued		17,178,988
Other investments		R$ 5,734
Attend Ambiental [Member]
IfrsStatementLineItems [Line Items]
Equity			R$ 29,729	R$ 23,493	11,409
Contribution
Dividends distributed			(1,941)
Profit for the year			8,177	4,701	3,923
Investments			13,379	10,572
Investments contribution
Dividends distributed				(873)
Other comprehensive income	[1]
Reclassification
Equity in the earnings of subsidiaries			R$ 3,680	R$ 5,438	R$ 1,765
Interest percentage			45.00%	45.00%	45.00%
Reclassification
Aquapolo Ambiental [Member]
IfrsStatementLineItems [Line Items]
Equity			R$ 73,926	R$ 58,172	41,903
Contribution
Dividends distributed			(14,742)
Profit for the year			30,496	25,269	19,131
Investments			36,223	28,504
Investments contribution
Dividends distributed				(7,224)
Other comprehensive income	[1]
Reclassification
Equity in the earnings of subsidiaries			R$ 14,943	R$ 12,382	R$ 9,374
Interest percentage			49.00%	49.00%	49.00%
Reclassification
Paulista Geradora De Energias [Member]
IfrsStatementLineItems [Line Items]
Equity	[2]		R$ 10,486	R$ 6,153	6,692
Contribution	[2]		5,077
Dividends distributed	[2]
Profit for the year	[2]		(539)	(744)	(452)
Cantareira S P Energia [Member]
IfrsStatementLineItems [Line Items]
Equity			1,000
Contribution			1,000
Dividends distributed
Profit for the year
Investments			490
Investments contribution			490
Dividends distributed
Other comprehensive income	[1]
Reclassification
Equity in the earnings of subsidiaries
Interest percentage			49.00%
Reclassification
F O X X U R E B A Ambiental [Member]
IfrsStatementLineItems [Line Items]
Equity			R$ 69,258
Contribution			69,258
Dividends distributed
Profit for the year
Investments			13,852
Investments contribution			13,852
Dividends distributed
Other comprehensive income	[1]
Reclassification
Equity in the earnings of subsidiaries
Interest percentage			20.00%
Reclassification
Infranext Solucoesem Pavimentacao [Member]
IfrsStatementLineItems [Line Items]
Equity	[3]		R$ 7,050
Contribution	[3]		7,050
Dividends distributed	[3]
Profit for the year	[3]
Investments			450
Investments contribution			450
Dividends distributed
Other comprehensive income	[1]
Reclassification
Equity in the earnings of subsidiaries
Interest percentage			45.00%
Reclassification
Paulista Geradora De Energi [Member]
IfrsStatementLineItems [Line Items]
Investments			R$ 6,429	1,538
Investments contribution			5,077
Dividends distributed
Other comprehensive income	[1]
Reclassification
Equity in the earnings of subsidiaries			R$ (186)	R$ (135)	R$ (113)
Interest percentage			25.00%	25.00%	25.00%
Reclassification

[1]	Other Comprehensive Income
[2]	SABESP contributed R$ 5,077, corresponding to 25% of the interest. As of December 31, 2022, Servitec and Tecniplan had an outstanding payable amount of R$ 15,233 related to the remaining interest of 75% in PGE.
[3]	Infranext’s share capital will be R$ 12,000. As of December 31, 2022, SABESP had an outstanding payable amount of R$ 4,950.